Commitments and contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

8. Commitments and contingencies

As of June 30, 2023, the Company had commitments on the purchase of equipment noted amounting to about $5.3 million for the machines at the new mining center. The note 3 indicated that $3.5 million had been paid and the remaining $1.8 million will be paid in the second half of the year.